Movement of Valuation Allowance on Deferred Tax Assets (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Valuation Allowance [Line Items]
Valuation Allowance Beginning Balance	$ 93,952,035	582,934,797	448,543,507
Increase (decrease) in valuation allowance	(3,386,516)	(21,011,979)	134,391,290	135,199,657
Valuation Allowance Ending Balance	$ 90,565,519	561,922,818	582,934,797	448,543,507